LOANS AND ADVANCES TO CUSTOMERS, NET (Tables)	12 Months Ended
Dec. 31, 2021
LOANS AND ADVANCES TO CUSTOMERS, NET
Schedule of loans and financial leasing operating portfolio

The following is the composition of the loans and financial leasing operations portfolio, net as of December 31, 2021 and 2020:

Composition	December 31, 2021	December 31, 2020
In millions of COP
Commercial	114,911,843	98,659,287
Consumer	48,363,040	41,055,939
Mortgage	30,646,787	25,959,112
Financial Leases(1)	25,119,628	24,503,317
Small Business Loans	1,282,185	1,232,075
Total gross loans and advances to customers	220,323,483	191,409,730
Total allowance	(15,864,482)	(16,616,043)
Total Net loans and advances to customers	204,459,001	174,793,687
(1)	See note 7.1 Lessor.

Schedule of the changes in the allowance for loans and advances and lease losses

As of December 31, 2021

					Small
Concept	Commercial	Consumer	Mortgage	Financial	business	Total
				Leases	loans
In millions of COP
Balance at beginning of period January 1, 2021	7,673,720	5,753,430	992,515	1,996,033	200,345	16,616,043
Loan purchases / Loan sales(1)	(27,817)	-	-	-	-	(27,817)
Recovery of charged - off loans	125,208	349,125	26,660	61,303	3,140	565,436
Credit impairment charges on loans, advances and financial leases, net	198,619	2,268,595	68,809	(34,678)	19,833	2,521,178
Adjusted stage 3(2)	216,330	288,214	49,893	40,747	12,550	607,734
Charges-off	(674,248)	(3,618,009)	(110,408)	(554,701)	(79,065)	(5,036,431)
Translation adjustment	301,211	263,912	33,589	12,363	7,264	618,339
Balance at December 31, 2021	7,813,023	5,305,267	1,061,058	1,521,067	164,067	15,864,482
(1)	This balance corresponds to the provision for portfolio sales of Bancolombia S.A. to Banco Davivienda for COP 86,800, Money Corp for COP 5,922, and Jobandtalent Co SAS for COP 5,060.
(2)	Recognized as a reduction to Interest Income on loans and financial leases in Consolidated Statement of Income, in accordance with IFRS 9.

As of December 31, 2020

					Small
Concept	Commercial	Consumer	Mortgage	Financial	business	Total
				Leases	loans
In millions of COP
Balance at beginning of period January 1, 2020	5,456,993	3,445,818	860,665	1,025,403	140,516	10,929,395
Recovery of charged - off loans	118,196	256,836	15,943	44,381	1,552	436,908
Credit impairment charges on loans, advances and financial leases, net(1)	2,406,228	3,745,662	163,527	903,191	117,147	7,335,755
Adjusted stage 3(1)(2)	213,214	203,420	39,793	63,240	9,907	529,574
Charges-off	(527,318)	(1,875,355)	(89,727)	(40,150)	(67,853)	(2,600,403)
Translation adjustment	6,407	(22,951)	2,314	(32)	(924)	(15,186)
Balance at December 31, 2020	7,673,720	5,753,430	992,515	1,996,033	200,345	16,616,043
(1)	The increases are mostly due to the consequences of the COVID-19 pandemic in 2020. For more information see Note 31. Risk management.
(2)	It is recognized as a lower value of Interest Income on loans and financial leases in Consolidated Statement of Income, according with IFRS 9.

As of December 31, 2019

					Small
Concept	Commercial	Consumer	Mortgage	Financial	business	Total
				Leases	loans
In millions of COP
Balance at beginning of period January 1, 2019	5,360,833	2,892,891	853,764	990,970	137,373	10,235,831
Loan purchases / Loan sales(1)	(4,332)	-	-	(1,557)	-	(5,889)
Recovery of charged - off loans	139,268	317,722	33,869	57,057	3,734	551,650
Credit impairment charges on loans, advances and financial leases, net	1,299,379	1,971,037	33,808	25,130	55,827	3,385,181
Adjusted stage 3(2)	223,824	148,001	42,495	50,119	9,277	473,716
Charges-off	(1,572,113)	(1,890,490)	(104,720)	(97,148)	(65,909)	(3,730,380)
Translation adjustment	10,134	6,657	1,449	832	214	19,286
Balance at December 31, 2019	5,456,993	3,445,818	860,665	1,025,403	140,516	10,929,395
(1)	This item includes portfolio purchase/sales operation held between Bancolombia S.A. and Titularizadora Colombiana.
(2)	It is recognized as a lower value of Interest Income on loans and financial leases in Consolidated Statement of Income, according with IFRS 9.

Schedule of significant changes in the loans and the allowance for loans losses by category

The following explains the significant changes in the loans and the allowance for loans losses by category during the periods ended at December 31, 2021 and 2020 as a result of applying the expected credit loss model according to IFRS 9:

As of December 31, 2021

Commercial

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2021	80,863,445	(1,212,753)	8,203,659	(761,415)	9,592,183	(5,699,552)	98,659,287	(7,673,720)
Transfers of financial instruments:	(1,251,539)	(45,325)	791,803	(33,245)	459,736	78,570	-	-
Transfers from stage 1 to stage 2	(1,892,044)	53,521	1,892,044	(53,521)	-	-	-	-
Transfers from stage 1 to stage 3	(487,386)	32,490	-	-	487,386	(32,490)	-	-
Transfers from stage 2 to stage 1	1,076,007	(106,935)	(1,076,007)	106,935	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(858,035)	100,584	858,035	(100,584)	-	-
Transfers from stage 3 to stage 1	51,884	(24,401)	-	-	(51,884)	24,401	-	-
Transfers from stage 3 to stage 2	-	-	833,801	(187,243)	(833,801)	187,243	-	-
Remeasurement arising from transfer of stage	(250,567)	105,392	(220,848)	(67,128)	(198,643)	(458,309)	(670,058)	(420,045)
Remeasurement from remaining in the stage	(5,706,414)	463,588	(257,121)	54,320	(17,667)	(552,577)	(5,981,202)	(34,669)
Remeasurement due to changes in economics factors	-	(7,878)	-	(141,352)	-	4,333	-	(144,897)
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	5,955	-	111,748	-	(2,204)	-	115,499
New financial assets purchased/originated(1)	62,765,437	(429,280)	1,944,115	(258,663)	1,459,164	(943,074)	66,168,716	(1,631,017)
Financial assets that have been derecognized	(43,381,187)	425,740	(2,792,192)	211,516	(1,544,304)	965,533	(47,717,683)	1,602,789
Charges-off	(9,647)	617	(18,777)	8,772	(645,824)	664,859	(674,248)	674,248
Foreign Exchange and other movements	3,971,052	(51,954)	685,142	(42,300)	470,837	(206,957)	5,127,031	(301,211)
Balance at December 31, 2021	97,000,580	(745,898)	8,335,781	(917,747)	9,575,482	(6,149,378)	114,911,843	(7,813,023)
(1)	Includes financial assets purchased, originated and restructured.

Consumer

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2021	33,766,023	(1,750,083)	4,599,535	(1,651,656)	2,690,381	(2,351,691)	41,055,939	(5,753,430)
Transfers of financial instruments:	(968,284)	(122,078)	(41,117)	159,002	1,009,401	(36,924)	-	-
Transfers from stage 1 to stage 2	(1,581,266)	167,288	1,581,266	(167,288)	-	-	-	-
Transfers from stage 1 to stage 3	(892,097)	107,874	-	-	892,097	(107,874)	-	-
Transfers from stage 2 to stage 1	1,405,690	(313,273)	(1,405,690)	313,273	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(406,905)	163,117	406,905	(163,117)	-	-
Transfers from stage 3 to stage 1	99,389	(83,967)	-	-	(99,389)	83,967	-	-
Transfers from stage 3 to stage 2	-	-	190,212	(150,100)	(190,212)	150,100	-	-
Remeasurement arising from transfer of stage	(221,972)	318,636	(101,206)	(396,682)	531,017	(2,418,524)	207,839	(2,496,570)
Remeasurement from remaining in the stage	(2,934,505)	336,232	(133,850)	(274,514)	348,768	(100,822)	(2,719,587)	(39,104)
Remeasurement due to changes in economics factors	-	(109,364)	-	(162,311)	-	1,395	-	(270,280)
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	41,498	-	303,387	-	22,858	-	367,743
New financial assets purchased/originated(1)	20,615,952	(640,857)	1,086,672	(393,999)	501,214	(403,843)	22,203,838	(1,438,699)
Financial assets that have been derecognized	(9,262,503)	401,903	(970,555)	282,944	(338,144)	286,129	(10,571,202)	970,976
Charges-off	(618,911)	186,964	(845,688)	439,923	(2,153,410)	2,991,122	(3,618,009)	3,618,009
Foreign Exchange and other movements	1,397,755	(65,128)	333,596	(106,612)	72,871	(92,172)	1,804,222	(263,912)
Balance at December 31, 2021	41,773,555	(1,402,277)	3,927,387	(1,800,518)	2,662,098	(2,102,472)	48,363,040	(5,305,267)
(1)	Includes financial assets purchased, originated and restructured.

Financial Leases

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2021	18,981,176	(204,071)	2,772,129	(310,450)	2,750,012	(1,481,512)	24,503,317	(1,996,033)
Transfers of financial instruments:	(382,684)	(35,495)	361,729	1,126	20,955	34,369	-	-
Transfers from stage 1 to stage 2	(1,032,874)	16,261	1,032,874	(16,261)	-	-	-	-
Transfers from stage 1 to stage 3	(105,352)	3,909	-	-	105,352	(3,909)	-	-
Transfers from stage 2 to stage 1	720,654	(48,455)	(720,654)	48,455	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(160,592)	24,862	160,592	(24,862)	-	-
Transfers from stage 3 to stage 1	34,888	(7,210)	-	-	(34,888)	7,210	-	-
Transfers from stage 3 to stage 2	-	-	210,101	(55,930)	(210,101)	55,930	-	-
Remeasurement arising from transfer of stage	(114,836)	46,099	(78,108)	(120,366)	69,433	(165,187)	(123,511)	(239,454)
Remeasurement from remaining in the stage	(1,697,491)	58,449	(61,487)	(121,067)	(25,284)	(77,333)	(1,784,262)	(139,951)
Remeasurement due to changes in economics factors	-	(10,269)	-	(3,393)	-	1,143	-	(12,519)
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	(6,666)	-	237,506	-	(47,816)	-	183,024
New financial assets purchased/originated(1)	4,531,913	(29,822)	429,419	(22,306)	25,613	(8,949)	4,986,945	(61,077)
Financial assets that have been derecognized	(2,031,001)	41,897	(235,306)	22,802	(301,413)	137,906	(2,567,720)	202,605
Charges-off	(398)	29	(304)	5,679	(553,999)	548,993	(554,701)	554,701
Foreign Exchange and other movements	640,793	(3,105)	10,110	(3,680)	8,657	(5,578)	659,560	(12,363)
Balance at December 31, 2021	19,927,472	(142,954)	3,198,182	(314,149)	1,993,974	(1,063,964)	25,119,628	(1,521,067)
(1)	Includes financial assets purchased, originated and restructured.

Mortgage

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2021	21,676,563	(121,503)	3,093,690	(231,137)	1,188,859	(639,875)	25,959,112	(992,515)
Transfers of financial instruments:	(687,642)	(79,010)	621,566	40,788	66,076	38,222	-	-
Transfers from stage 1 to stage 2	(2,286,673)	19,724	2,286,673	(19,724)	-	-	-	-
Transfers from stage 1 to stage 3	(125,284)	3,774	-	-	125,284	(3,774)	-	-
Transfers from stage 2 to stage 1	1,647,426	(76,522)	(1,647,426)	76,522	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(142,948)	25,392	142,948	(25,392)	-	-
Transfers from stage 3 to stage 1	76,889	(25,986)	-	-	(76,889)	25,986	-	-
Transfers from stage 3 to stage 2	-	-	125,267	(41,402)	(125,267)	41,402	-	-
Remeasurement arising from transfer of stage	(54,790)	80,969	45,212	(98,943)	66,276	(161,020)	56,698	(178,994)
Remeasurement from remaining in the stage	(1,286,955)	(8,687)	(332,481)	(43,005)	375,381	(194,104)	(1,244,055)	(245,796)
Remeasurement due to changes in economics factors	-	(5,176)	-	(35,961)	-	1,502	-	(39,635)
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	12,457	-	107,285	-	158,773	-	278,515
New financial assets purchased/originated(1)	6,293,219	(31,292)	58,403	(8,186)	42,534	(29,531)	6,394,156	(69,009)
Financial assets that have been derecognized	(1,909,582)	11,017	(182,935)	18,593	(154,164)	79,947	(2,246,681)	109,557
Charges-off	(5,665)	4,038	(5,076)	1,937	(99,667)	104,433	(110,408)	110,408
Foreign Exchange and other movements	1,422,487	(3,656)	356,331	(12,238)	59,147	(17,695)	1,837,965	(33,589)
Balance at December 31, 2021	25,447,635	(140,843)	3,654,710	(260,867)	1,544,442	(659,348)	30,646,787	(1,061,058)
(1)	Includes financial assets purchased, originated and restructured.

Small business loans

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2021	965,822	(44,663)	109,655	(33,329)	156,598	(122,353)	1,232,075	(200,345)
Transfers of financial instruments:	(71,045)	(716)	12,970	5,253	58,075	(4,537)	-	-
Transfers from stage 1 to stage 2	(54,843)	3,552	54,843	(3,552)	-	-	-	-
Transfers from stage 1 to stage 3	(50,148)	4,473	-	1	50,148	(4,474)	-	-
Transfers from stage 2 to stage 1	31,728	(7,736)	(31,728)	7,736	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(21,366)	6,644	21,366	(6,644)	-	-
Transfers from stage 3 to stage 1	2,218	(1,005)	-	-	(2,218)	1,005	-	-
Transfers from stage 3 to stage 2	-	-	11,221	(5,576)	(11,221)	5,576	-	-
Remeasurement arising from transfer of stage	(7,398)	7,279	(7,679)	(3,067)	(17,680)	(47,983)	(32,757)	(43,771)
Remeasurement from remaining in the stage	(230,823)	14,626	66,725	(2,983)	3,486	(3,676)	(160,612)	7,967
Remeasurement due to changes in economics factors	-	2,188	-	(2,616)	-	34	-	(394)
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	1,250	-	5,078	-	1,161	-	7,489
New financial assets purchased/originated(1)	470,193	(10,894)	30,148	(7,569)	18,954	(14,239)	519,295	(32,702)
Financial assets that have been derecognized	(235,533)	7,853	(19,136)	4,513	(21,511)	13,522	(276,180)	25,888
Charges-off	(7,422)	1,531	(13,819)	5,560	(57,824)	71,974	(79,065)	79,065
Foreign Exchange and other movements	67,197	(1,299)	4,829	(1,095)	7,403	(4,870)	79,429	(7,264)
Balance at December 31, 2021	950,991	(22,845)	183,693	(30,255)	147,501	(110,967)	1,282,185	(164,067)
(1)	Includes financial assets purchased, originated and restructured.

As of December 31, 2020

Commercial

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2020	80,068,756	(544,996)	4,763,023	(514,230)	7,936,774	(4,397,767)	92,768,553	(5,456,993)
Transfers of financial instruments:	(3,713,748)	(26,439)	2,187,077	125,585	1,526,671	(99,146)	-	-
Transfers from stage 1 to stage 2	(3,731,056)	38,304	3,731,056	(38,304)	-	-	-	-
Transfers from stage 1 to stage 3	(697,975)	27,097	-	-	697,975	(27,097)	-	-
Transfers from stage 2 to stage 1	708,096	(86,383)	(708,096)	86,383	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(892,418)	112,395	892,418	(112,395)	-	-
Transfers from stage 3 to stage 1	7,187	(5,457)	-	-	(7,187)	5,457	-	-
Transfers from stage 3 to stage 2	-	-	56,535	(34,889)	(56,535)	34,889	-	-
Remeasurement arising from transfer of stage	(57,304)	59,649	(131,960)	(84,391)	(143,019)	(788,544)	(332,283)	(813,286)
Remeasurement from remaining in the stage	(4,653,349)	(77,848)	(261,305)	24,899	50,574	(494,646)	(4,864,080)	(547,595)
Remeasurement due to changes in economics factors	-	(772,811)	-	(293,441)	-	(2,878)	-	(1,069,130)
Remeasurement due to changes in model inputs	-	331,595	-	131,911	-	4,960	-	468,466
Remeasurement due to methodological changes	-	215,377	-	40,491	-	(18,034)	-	237,834
New financial assets purchased/originated(1)	42,257,583	(601,500)	2,628,002	(325,057)	1,098,017	(706,337)	45,983,602	(1,632,894)
Financial assets that have been derecognized	(34,261,422)	202,191	(1,078,837)	124,173	(497,305)	292,603	(35,837,564)	618,967
Charges-off	(4,621)	408	(30,889)	8,392	(491,808)	518,518	(527,318)	527,318
Foreign Exchange and other movements	1,227,550	1,621	128,548	253	112,279	(8,281)	1,468,377	(6,407)
Balance at December 31, 2020	80,863,445	(1,212,753)	8,203,659	(761,415)	9,592,183	(5,699,552)	98,659,287	(7,673,720)
(1)	Includes financial assets purchased, originated and restructured.

Consumer

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2020	35,957,631	(1,206,691)	1,969,289	(653,426)	1,773,750	(1,585,701)	39,700,670	(3,445,818)
Transfers of financial instruments:	(3,707,605)	73,070	2,272,046	(40,762)	1,435,559	(32,308)	-	-
Transfers from stage 1 to stage 2	(2,770,159)	161,268	2,770,159	(161,268)	-	-	-	-
Transfers from stage 1 to stage 3	(1,383,742)	112,749	-	-	1,383,742	(112,749)	-	-
Transfers from stage 2 to stage 1	335,819	(94,528)	(335,819)	94,528	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(238,526)	91,967	238,526	(91,967)	-	-
Transfers from stage 3 to stage 1	110,477	(106,419)	-	-	(110,477)	106,419	-	-
Transfers from stage 3 to stage 2	-	-	76,232	(65,989)	(76,232)	65,989	-	-
Remeasurement arising from transfer of stage	(57,958)	93,488	27,810	(701,575)	321,896	(2,088,963)	291,748	(2,697,050)
Remeasurement from remaining in the stage	(2,464,765)	(174,482)	(42,505)	(77,187)	(6,527)	(11,317)	(2,513,797)	(262,986)
Remeasurement due to changes in economics factors	-	(193,515)	-	(78,723)	-	14,943	-	(257,295)
Remeasurement due to changes in model inputs	-	(229,585)	-	(56,358)	-	(9,317)	-	(295,260)
Remeasurement due to methodological changes	-	174,522	-	5,783	-	13	-	180,318
New financial assets purchased/originated(1)	11,872,373	(581,092)	1,007,026	(343,514)	465,788	(393,820)	13,345,187	(1,318,426)
Financial assets that have been derecognized	(7,969,415)	220,085	(269,213)	85,520	(154,352)	139,176	(8,392,980)	444,781
Charges-off	(303,296)	75,717	(404,025)	187,363	(1,168,034)	1,612,275	(1,875,355)	1,875,355
Foreign Exchange and other movements	439,058	(1,600)	39,107	21,223	22,301	3,328	500,466	22,951
Balance at December 31, 2020	33,766,023	(1,750,083)	4,599,535	(1,651,656)	2,690,381	(2,351,691)	41,055,939	(5,753,430)
(1)	Includes financial assets purchased, originated and restructured.

Financial leases

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2020	21,069,884	(103,962)	1,857,427	(173,512)	1,623,518	(747,929)	24,550,829	(1,025,403)
Transfers of financial instruments:	(2,110,496)	(7,637)	864,373	72,160	1,246,123	(64,523)	-	-
Transfers from stage 1 to stage 2	(1,795,460)	14,441	1,795,460	(14,441)	-	-	-	-
Transfers from stage 1 to stage 3	(595,521)	8,606	-	-	595,521	(8,606)	-	-
Transfers from stage 2 to stage 1	271,917	(27,677)	(271,917)	27,677	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(694,294)	70,158	694,294	(70,158)	-	-
Transfers from stage 3 to stage 1	8,568	(3,007)	-	-	(8,568)	3,007	-	-
Transfers from stage 3 to stage 2	-	-	35,124	(11,234)	(35,124)	11,234	-	-
Remeasurement arising from transfer of stage	(15,234)	25,467	(21,789)	(175,238)	(32,869)	(596,970)	(69,892)	(746,741)
Remeasurement from remaining in the stage	(1,495,273)	(44,438)	(27,939)	(24,127)	16,038	(130,711)	(1,507,174)	(199,276)
Remeasurement due to changes in economics factors	-	(37,766)	-	(25,905)	-	(1,631)	-	(65,302)
Remeasurement due to changes in model inputs	-	30,674	-	19,613	-	(7,119)	-	43,168
Remeasurement due to methodological changes	-	(42,164)	-	(431)	-	(1,754)	-	(44,349)
New financial assets purchased/originated(1)	2,652,974	(32,284)	201,858	(20,383)	26,014	(13,934)	2,880,846	(66,601)
Financial assets that have been derecognized	(1,447,843)	7,161	(94,995)	15,893	(101,053)	45,235	(1,643,891)	68,289
Charges-off	(245)	6	(9,645)	737	(30,260)	39,407	(40,150)	40,150
Foreign Exchange and other movements	327,409	872	2,839	743	2,501	(1,583)	332,749	32
Balance at December 31, 2020	18,981,176	(204,071)	2,772,129	(310,450)	2,750,012	(1,481,512)	24,503,317	(1,996,033)
(1)	Includes financial assets purchased, originated and restructured.

Mortgage

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2020	21,584,674	(115,817)	1,340,380	(166,255)	1,058,229	(578,593)	23,983,283	(860,665)
Transfers of financial instruments:	(1,953,986)	(37,087)	1,751,078	17,155	202,908	19,932	-	-
Transfers from stage 1 to stage 2	(2,107,576)	16,759	2,107,576	(16,759)	-	-	-	-
Transfers from stage 1 to stage 3	(158,243)	5,534	-	-	158,243	(5,534)	-	-
Transfers from stage 2 to stage 1	257,791	(36,111)	(257,791)	36,111	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(193,935)	29,595	193,935	(29,595)	-	-
Transfers from stage 3 to stage 1	54,042	(23,269)	-	-	(54,042)	23,269	-	-
Transfers from stage 3 to stage 2	-	-	95,228	(31,792)	(95,228)	31,792	-	-
Remeasurement arising from transfer of stage	(29,583)	45,506	(14,999)	(68,139)	55,225	(162,553)	10,643	(185,186)
Remeasurement from remaining in the stage	(670,018)	(1,610)	(29,867)	28,275	37,035	(95,904)	(662,850)	(69,239)
Remeasurement due to changes in economics factors	-	(12,789)	-	(88,897)	-	57,295	-	(44,391)
Remeasurement due to changes in model inputs	-	(63,963)	-	19,573	-	(17,785)	-	(62,175)
Remeasurement due to methodological changes	-	77,559	-	27,589	-	-	-	105,148
New financial assets purchased/originated(1)	3,405,877	(19,252)	83,612	(8,025)	12,878	(6,318)	3,502,367	(33,595)
Financial assets that have been derecognized	(1,126,329)	6,450	(62,141)	7,996	(103,654)	55,729	(1,292,124)	70,175
Charges-off	(823)	13	(101)	82	(88,803)	89,632	(89,727)	89,727
Foreign Exchange and other movements	466,751	(513)	25,728	(491)	15,041	(1,310)	507,520	(2,314)
Balance at December 31, 2020	21,676,563	(121,503)	3,093,690	(231,137)	1,188,859	(639,875)	25,959,112	(992,515)
(1)	Includes financial assets purchased, originated and restructured.

Small business loans

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2020	1,088,656	(39,456)	70,219	(16,615)	120,533	(84,445)	1,279,408	(140,516)
Transfers of financial instruments:	(115,997)	5,969	28,366	2,844	87,631	(8,813)	-	-
Transfers from stage 1 to stage 2	(58,455)	3,597	58,455	(3,597)	-	-	-	-
Transfers from stage 1 to stage 3	(71,502)	5,749	-	-	71,502	(5,749)	-	-
Transfers from stage 2 to stage 1	6,941	(1,847)	(6,941)	1,847	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(25,717)	6,015	25,717	(6,015)	-	-
Transfers from stage 3 to stage 1	7,019	(1,530)	-	-	(7,019)	1,530	-	-
Transfers from stage 3 to stage 2	-	-	2,569	(1,421)	(2,569)	1,421	-	-
Remeasurement arising from transfer of stage	(2,093)	2,523	(7,658)	(11,680)	(24,797)	(66,242)	(34,548)	(75,399)
Remeasurement from remaining in the stage	(119,612)	4,178	(1,359)	(2,026)	(278)	(12,344)	(121,249)	(10,192)
Remeasurement due to changes in economics factors	-	(19,442)	-	(522)	-	486	-	(19,478)
Remeasurement due to changes in model inputs	-	12,172	-	1,348	-	252	-	13,772
Remeasurement due to methodological changes	-	(326)	-	72	-	-	-	(254)
New financial assets purchased/originated(1)	359,511	(18,809)	39,573	(12,742)	26,816	(20,925)	425,900	(52,476)
Financial assets that have been derecognized	(256,947)	7,606	(9,387)	2,433	(7,390)	5,382	(273,724)	15,421
Charges-off	(8,010)	653	(11,606)	3,428	(48,237)	63,772	(67,853)	67,853
Foreign Exchange and other movements	20,314	269	1,507	131	2,320	524	24,141	924
Balance at December 31, 2020	965,822	(44,663)	109,655	(33,329)	156,598	(122,353)	1,232,075	(200,345)
(1)	Includes financial assets purchased, originated and restructured.